LEGAL SETTLEMENTS AND LOSS CONTINGENCIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements And Loss Contingencies.	$ 344,000,000	$ 141,000,000
Accrued Amount Legal Sttlement	$ 1,500,000,000	$ 1,167,000,000